SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The company’s operations are organized into three operating segments which are regularly reviewed by the CODM for the purpose of assessing its performance. The key measure used by the CODM in assessing the operating performance of the company is adjusted net operating income. Adjusted net operating income is calculated as revenues less direct operating costs (excluding depreciation and amortization expense), less general and administrative expenses of the operating businesses.
The tables below provide each segment’s results in the format that the CODM organizes reporting segments to assess performance. The tables below reconcile to the IFRS consolidated financial statements on a line by line basis.

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$5,736	$3,274	$639	$9,649
Direct operating costs (1)	(5,289)	(2,477)	(432)	(8,198)
General and administrative expenses (2)	(115)	(114)	(27)	(256)
Adjusted net operating income	332	683	180	1,195
Unallocated corporate expenses (2)				(26)
Depreciation and amortization expense (1)				(603)
Interest expense, net				(401)
Equity accounted income (loss), net				5
Other income (expense), net				(89)
Income (loss) before income tax				81
Income tax (expense) recovery:
Current				(33)
Deferred				45
Net income (loss)				$93
Attributable to:
Brookfield Business Partners				36
Non-controlling interests				57
Net income (loss)				$93
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(1)The sum of these amounts equates to direct operating costs of $8,801 million as per the consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $282 million as per the consolidated statements of operating results.

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$5,817	$3,272	$517	$9,606
Direct operating costs (1)	(5,454)	(2,477)	(337)	(8,268)
General and administrative expenses (2)	(120)	(144)	(22)	(286)
Adjusted net operating income	243	651	158	1,052
Unallocated corporate expenses (2)				(27)
Depreciation and amortization expense (1)				(585)
Interest expense, net				(405)
Equity accounted income (loss), net				3
Gain on acquisitions/dispositions, net				55
Other income (expenses), net				(234)
Income (loss) before income tax				(141)
Income tax (expense) recovery:
Current				(27)
Deferred				41
Net income (loss)				(127)
Attributable to:
Brookfield Business Partners				(164)
Non-controlling interests				37
Net income (loss)				$(127)
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(1)The sum of these amounts equates to direct operating costs of $8,853 million as per the consolidated statements of operating results.
(2)The sum of these amounts equates to general administrative expenses of $313 million as per the consolidated statements of operating results.

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$5,808	$3,350	$745	$9,903
Direct operating costs (1)	(5,511)	(2,545)	(482)	(8,538)
General and administrative expenses (2)	(90)	(182)	(38)	(310)
Adjusted net operating income	207	623	225	1,055
Unallocated corporate expenses (2)				(26)
Depreciation and amortization expense (1)				(520)
Interest expense, net				(396)
Equity accounted income (loss), net				22
Impairment expense, net				(131)
Gain on acquisitions/dispositions, net				13
Other income (expense), net				(142)
Income (loss) before income tax				(125)
Income tax (expense) recovery:
Current				(77)
Deferred				68
Net income (loss)				(134)
Attributable to:
Brookfield Business Partners				(128)
Non-controlling interests				(6)
Net income (loss)				$(134)
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(1)The sum of these amounts equates to direct operating costs of $9,058 million as per the consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $336 million as per the consolidated statements of operating results.
Segment Assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets attributable to each segment.
The following is an analysis of the company’s assets by reportable operating segment as at December 31, 2021 and 2020:

	As at December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Total assets	$7,122	$5,762	$3,036	$15,920

	As at December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Total assets	$7,562	$5,830	$3,265	$16,657
The following table presents the company’s non-current assets by geography:

(US$ MILLIONS)	2021	2020
Australia	$5,093	$5,419
United States of America	3,102	3,276
Brazil	2,706	2,662
Europe	495	520
United Kingdom	539	480
Other	119	137
Total non-current assets	$12,054	$12,494
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(1)Non-current assets comprise financial assets, property, plant and equipment, intangible assets, equity accounted investments, goodwill and other non-current assets.